Note 17 - Segmented Information - Segment Earnings (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Segmented assets	$ 1,951,990	$ 1,302,004
Segmented liabilities	1,185,714	743,410
Segmented revenue	1,956,222	1,940,182	$ 2,776,768
Segmented direct costs	212,307	271,020	225,618
Segmented selling, general & administrative expense	997,159	1,200,766	1,368,153
Segmented profit (loss)	162,566	(104,156)	(6,261,382)
Segmented intangible amortization			1,051,928
Foreign exchange gain (loss)	(10,584)	38,351	(189,965)
Interest and other financial	(83,750)	(51,898)	(53,709)
Share-based payments	(93,865)	(162,489)	(371,513)
Other comprehensive income (loss)	(48,749)	32,202	(1,410)
Total Comprehensive Income (Loss)	113,817	(71,954)	(6,262,792)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	136,648	141,238	189,200
Segmented liabilities	286,109	348,214	228,418
Segmented revenue			1,088,197
Segmented direct costs	124,471	180,832	134,695
Segmented selling, general & administrative expense	224,320	348,436	455,915
Segmented other expense	116,212	10,918	1,074
Segmented profit (loss)	(182,985)	(475,131)	(6,148,195)
Segmented intangible amortization			1,051,928
Segmented impairment			2,087,700
Segmented profit (loss)		(475,131)	(6,148,195)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	259,172	206,955
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	22,846	38,701
Online English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue		8,012
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,739,269	1,087,463	1,257,239
Segmented liabilities	675,856	160,750	164,294
Segmented revenue			1,688,571
Segmented direct costs	87,836	90,188	90,923
Segmented selling, general & administrative expense	247,673	64,580	97,404
Segmented other expense	279,056	196,079	182,461
Segmented profit (loss)	1,059,639	1,335,666	1,317,783
Segmented intangible amortization
Segmented impairment
Segmented profit (loss)		1,335,666	1,317,783
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	1,674,204	1,686,514
Print-based English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member]
Statement Line Items [Line Items]
Segmented assets	75,973	73,303	87,633
Segmented liabilities	223,749	234,446	587,606
Segmented revenue
Segmented direct costs
Segmented selling, general & administrative expense	525,166	787,750	814,834
Segmented other expense	723	905	1,131
Segmented profit (loss)	(525,889)	(788,655)	(815,965)
Segmented intangible amortization
Segmented impairment
Segmented profit (loss)		(788,655)	(815,965)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	1,951,990	1,302,004	1,534,072
Segmented liabilities	1,185,714	743,410	980,318
Segmented revenue			2,776,768
Segmented direct costs	212,307	271,020	225,618
Segmented selling, general & administrative expense	997,159	1,200,766	1,368,153
Segmented other expense	395,991	207,902	184,666
Segmented profit (loss)	350,765
Segmented intangible amortization			1,051,928
Segmented impairment			2,087,700
Segmented profit (loss)		71,879	$ (5,646,377)
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	259,172	206,955
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	$ 1,697,050	1,725,215
Total operating segments [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue		$ 8,012